Cost of sales	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Cost of sales

Note 6. Cost of sales

	Consolidated
	2024	2023	2022
	$	$	$
Salaries and benefits	409,905	139,407	154,705
Cost of materials	817,531	698,499	401,469
Occupancy and office expenses	31,498	12,762	15,583
Other	54,565	17,575	14,940
Depreciation	35,212	33,763	23,315
	1,348,711	902,006	610,012